Subsequent Events	8 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events
NOTE 8 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events, other that would have required adjustment or disclosure in the financial statements.

NOTE 8 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On February 10, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”)
with Vahanna Merger Sub Corp., a Delaware corporation and wholly-owned subsidiary of the Company
(“Merger Sub”), and Roadzen, Inc., a Delaware corporation (“Roadzen”).